Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 43,000	$ 286,049	$ 75,448	$ 404,497
Permian Basin [Member]
Total		$ 286,049	$ 75,448	361,497
Entity Level Payment [Member]
Total	$ 43,000			$ 43,000